Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Sep. 30, 2018 USD ($)
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2018	$ 4,310
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	29,984
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2018	4,310
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	32,795
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2018	4,310
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	32,795
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2018	4,310
2019	17,100
2020	17,147
2021	17,100
2022	17,100
After 2023	35,700
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2018	5,800
2019	22,437
2020	21,548
2021	20,610
2022	19,697
After 2023	50,863
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2018	3,736
2019	15,193
2020	15,151
2021	15,151
2022	15,151
After 2023	45,495
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2018	3,127
2019	12,440
2020	12,335
2021	12,175
2022	12,050
After 2023	49,508
CSSC | Hilli
Variable Interest Entity [Line Items]
2018	32,575
2019	128,418
2020	123,526
2021	118,800
2022	114,075
After 2023	$ 521,518